DAC 3D DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.3%
Consumer Discretionary - 8.2%
Footwear - 1.9%
NIKE, Inc. - Class B	6,816	$302,358

Home Improvement Retail - 2.9%
Lowe's Cos., Inc.	1,875	447,731

Homefurnishing Retail - 1.8%
Williams-Sonoma, Inc.	1,517	274,896

Restaurants - 1.6%
Domino's Pizza, Inc.	756	256,601
Total Consumer Discretionary		1,281,586

Consumer Staples - 3.9%
Consumer Staples Merchandise Retail - 3.9%
Costco Wholesale Corp.	593	601,616

Energy - 6.6%
Oil & Gas Exploration & Production - 3.2%
Canadian Natural Resources Ltd.	10,455	498,599

Oil & Gas Storage & Transportation - 3.4%
Enbridge, Inc.	9,546	529,039
Total Energy		1,027,638

Financials - 14.9%
Diversified Banks - 4.1%
JPMorgan Chase & Co.	2,038	638,363

Financial Exchanges & Data - 1.5%
Nasdaq, Inc.	2,567	235,933

Investment Banking & Brokerage - 4.3%
Goldman Sachs Group, Inc.	723	667,886

Property & Casualty Insurance - 1.9%
Hartford Insurance Group, Inc.	2,193	300,024

DAC 3D DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Transaction & Payment Processing Services - 3.1%
Visa, Inc. - Class A	1,453	$479,257
Total Financials		2,321,463

Health Care - 17.0%
Biotechnology - 3.2%
Amgen, Inc.	1,452	502,755

Health Care Distributors - 1.6%
McKesson Corp.	312	254,343

Health Care Equipment - 2.4%
LeMaitre Vascular, Inc.	3,312	363,492

Managed Health Care - 4.3%
UnitedHealth Group, Inc.	1,796	665,382

Pharmaceuticals - 5.5%
Novo Nordisk AS - ADR	9,875	416,923
Zoetis, Inc.	3,754	431,597
		848,520
Total Health Care		2,634,492

Industrials - 10.7%
Aerospace & Defense - 3.0%
HEICO Corp.	1,755	473,710

Construction & Engineering - 3.6%
Comfort Systems USA, Inc.	303	557,596

Diversified Support Services - 2.2%
Cintas Corp.	1,930	337,190

Industrial Machinery & Supplies & Components - 1.9%
Parker-Hannifin Corp.	318	289,195
Total Industrials		1,657,691

Information Technology - 27.7% (a)
Application Software - 2.5%
Intuit, Inc.	988	383,838

IT Consulting & Other Services - 1.8%
Accenture PLC - Class A	743	132,782

DAC 3D DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Amdocs Ltd.	2,242	$144,990
		277,772
Semiconductor Materials & Equipment - 3.2%
KLA Corp.	289	505,851

Semiconductors - 10.3%
Broadcom, Inc.	2,308	963,429
Texas Instruments, Inc.	2,276	639,738
		1,603,167
Systems Software - 9.9%
Microsoft Corp.	1,865	760,510
Oracle Corp.	4,799	774,510
		1,535,020
Total Information Technology		4,305,648

Materials - 3.2%
Specialty Chemicals - 1.9%
Sherwin-Williams Co.	938	301,670

Steel - 1.3%
Steel Dynamics, Inc.	861	196,877
Total Materials		498,547

Utilities - 4.1%
Electric Utilities - 4.1%
NextEra Energy, Inc.	6,442	630,543
TOTAL COMMON STOCKS (Cost $13,113,057)		14,959,224

REAL ESTATE INVESTMENT TRUSTS - 2.8%
Real Estate - 2.8%
Telecom Tower REITs - 2.8%
American Tower Corp.	2,423	442,706
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $451,527)		442,706

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.8%
First American Government Obligations Fund - Class X, 3.58% (b)	116,807	116,807
TOTAL MONEY MARKET FUNDS (Cost $116,807)		116,807

TOTAL INVESTMENTS - 99.9% (Cost $13,681,391)		$15,518,737
Other Assets in Excess of Liabilities - 0.1%		18,370
TOTAL NET ASSETS - 100.0%		$15,537,107

Percentages are stated as a percent of net assets.

DAC 3D DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	The rate shown represents the 7-day annualized yield as of April 30, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

DAC 3D DIVIDEND GROWTH ETF

Summary of Fair Value Disclosures as of April 30, 2026 (Unaudited)

DAC 3D Dividend Growth ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of April 30, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$14,959,224	$—	$—	$14,959,224
Real Estate Investment Trusts	442,706	—	—	442,706
Money Market Funds	116,807	—	—	116,807
Total Investments	$15,518,737	$—	$—	$15,518,737

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended April 30, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.